Condensed Financial Information of the Parent Company (Tables)	12 Months Ended
Dec. 31, 2023
Condensed financial information of the parent company
Schedule of Condensed Balance Sheets

CONDENSED BALANCE SHEETS

	As of December 31,
	2022	2023
	US$	US$
ASSETS
Current assets:
Cash	5,682	6,902
Prepayments and other current assets	180	644
Total current assets	5,862	7,546
Non-current assets:
Investments in and receivables from subsidiaries	602,798	382,605
Total assets	608,660	390,151
LIABILITIES AND SHAREHOLDERS’ EQUITY
Current liabilities:
Preferred shares forward contract liabilities	—	40,344
Refund from depository bank – current	316	580
Other payable	80	524
Non-current liabilities:
Refund from depository bank – non-current	598	516
Total liabilities	994	41,964
Shareholders’ equity:
Ordinary shares	—	—
Subscriptions receivable from shareholders	—	—
Treasury stocks	(57,055)	(57,055)
Additional paid-in capital	492,220	653,860
Statutory reserves	14,892	14,892
Accumulated other comprehensive loss	(36,913)	(43,879)
Retained earnings (accumulated deficit)	194,522	(219,631)
Total shareholders’ equity	607,666	348,187
Total liabilities and shareholders’ equity	608,660	390,149

Schedule of Condensed Statements of Comprehensive Loss

CONDENSED STATEMENTS OF COMPREHENSIVE LOSS

	For the year ended December 31,
	2021	2022	2023
	US$	US$	US$
Operating expenses:
General and administrative expenses	(1,033)	(3,120)	(4,538)
Loss from operations	(1,033)	(3,120)	(4,538)
Interest income	—	1	323
Other income, net	316	316	337
Change in fair value of financial instruments	29,471	3,795	(10,918)
Excess of fair value of Series A Convertible Preferred Shares	—	—	(59,199)
Share of income (losses) from subsidiaries	356,491	58,734	(340,158)
Net income (loss)	385,245	59,726	(414,153)
Foreign currency translation adjustment, net of nil tax	(3,432)	14,444	(6,966)
Total comprehensive income (loss)	381,813	74,170	(421,119)

Schedule of Condensed Statements of Cash Flows

CONDENSED STATEMENTS OF CASH FLOWS

	For the year ended December 31,
	2021	2022	2023
	US$	US$	US$
Cash flows from operating activities
Receipt of refund from depository bank	—	—	520
Other cash used in operating activities	(1,014)	(3,078)	(4,459)
Net cash used in operating activities	(1,014)	(3,078)	(3,939)
Cash flows from investing activities
Decrease (increase) in receivables from subsidiaries	(136,643)	43,869	(84,760)
Net cash provided by (used in) investing activities	(136,643)	43,869	(84,760)
Cash flows from financing activities
Repurchase of warrants	—	(6,358)	—
Payment for repurchase of ordinary shares	(16,240)	(33,643)	—
Prepayment under share repurchase agreement	(90)	—	—
Payment for cost of issuance	(81)	—	—
Proceeds from issuance of ordinary shares and warrants	158,634	—	—
Proceeds from issuance of ordinary shares, net of issuance costs	—	—	65,430
Proceeds from issuance of Series A Convertible Preferred Shares, net of issuance costs	—	—	24,575
Net cash provided by (used in) financing activities	142,223	(40,001)	90,005
Net increase in cash	4,566	790	1,306
Effect of exchange rate changes on cash	251	52	(86)
Cash, beginning of year	23	4,840	5,682
Cash, end of year	4,840	5,682	6,902